Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components of Income Tax Expense Included in Consolidated Statements of Income

The components of income tax expense included in the Consolidated Statements of Income were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Current income tax expense:
Federal	$139,228	126,203	74,327
State	9,255	5,161	2,949
Foreign	4,762	7,694	6,822

Total current income tax expense	153,245	139,058	84,098

Deferred income tax expense (benefit):
Federal	(2,198)	(3,623)	27,447
State	442	(2,039)	(55)
Foreign	(125)	(3,635)	(509)

Total deferred income tax expense (benefit)	(1,881)	(9,297)	26,883

Total income tax expense	$151,364	129,761	110,981

Components of Income Tax Before Income Tax

	Years Ended December 31,
(in thousands)	2015	2014	2013
Components of income before income tax expense:
Domestic	$488,515	369,888	328,052
Foreign	8,373	23,041	24,424

Total income before income tax expense	$496,888	392,929	352,476

Income Tax Expense Differed from Amounts Computed by Applying Statutory U.S. Federal Income Tax Rate to Income before Income Taxes, Noncontrolling Interest and Equity in Income of Equity Investments

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Computed “expected” income tax expense	$173,911	137,525	123,367
Increase (decrease) in income tax expense resulting from:
International tax rate differential and equity income	8,367	6,541	1,870
State income tax expense, net of federal income tax effect	7,101	4,823	3,408
Increase (decrease) in valuation allowance	(517)	(4,550)	1,715
Tax credits	(28,831)	(3,459)	(6,141)
Deduction for domestic production activities	(11,550)	(8,750)	(8,225)
Permanent differences and other, net	2,883	(2,369)	(5,013)

Total income tax expense	$151,364	129,761	110,981

Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability as of December 31, 2015 and 2014 relate to the following:

	As of December 31,
(in thousands)	2015	2014
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$29,522	31,978
Allowances for doubtful accounts and billing adjustments	1,399	1,328
Deferred revenue	31,713	31,240
Share-based compensation	22,088	24,449
Other, net	34,673	24,743

Total deferred income tax assets	119,395	113,738
Less valuation allowance for deferred income tax assets	(18,446)	(18,963)

Net deferred income tax assets	100,949	94,775

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(61,161)	(53,527)
Computer software development costs	(82,835)	(67,703)
Purchase accounting adjustments	(114,171)	(136,701)
Foreign currency translation	(4,522)	(7,642)
Other, net	(24,462)	(18,830)

Total deferred income tax liabilities	(287,151)	(284,403)

Net deferred income tax liabilities	$(186,202)	(189,628)

Total net deferred tax assets (liabilities):
Current	$24,670	15,190
Noncurrent	(210,872)	(204,818)

Net deferred income tax liability	$(186,202)	(189,628)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax liabilities is as follows [1]:

(in millions)	Year Ended December 31, 2015
Beginning balance	$6.7
Current activity:
Additions based on tax positions related to current year	2.3
Additions for tax positions of prior years	4.7
Reductions for tax positions of prior years	(0.6)

Net, current activity	6.4

Ending balance	$13.1

1	Unrecognized state tax liabilities are not adjusted for the federal tax impact